Basis of preparation and material accounting policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of voluntary change in accounting policy [line items]
Cost of sales	$ 103,541	$ 99,170
Advertising expenses:	46,210	50,150
Research and development expense	13,888	21,167
General and administrative expense	$ 41,003	19,743
US GAAP
Disclosure of voluntary change in accounting policy [line items]
Cost of sales		99,162
Advertising expenses:		50,109
Research and development expense		20,999
General and administrative expense		19,675
Previously stated | US GAAP
Disclosure of voluntary change in accounting policy [line items]
Cost of sales		99,069
Advertising expenses:		49,645
Research and development expense		19,131
General and administrative expense		22,100
Increase (decrease) due to corrections of prior period errors | US GAAP
Disclosure of voluntary change in accounting policy [line items]
Rent expense		$ 3,180